OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS

5. OTHER NON-CURRENT ASSETS

As of December 31, 2024 and June 30, 2025, all of the Company’s other non-current assets consist of prepayments for property and equipment, with balances of US$1,146,010 and US$1,505,849, respectively. In November 2024, the Company entered into a manufacturing equipment purchase agreement in a total amount of US$2,000,000 with a third party and prepaid an amount of US$1,000,020. The remaining balance as of June 30, 2025 relates to prepayments to eleven equipment suppliers. Delivery of the equipment is expected in December 2025.